Corporate Overhead and Other Allocations from Baxter (Detail) - Baxter - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Total corporate overhead and other allocations from Baxter	$ 538	$ 596	$ 594
Cost of Sales
Related Party Transaction [Line Items]
Total corporate overhead and other allocations from Baxter	12	37	28
Selling, General and Administrative Expenses
Related Party Transaction [Line Items]
Total corporate overhead and other allocations from Baxter	511	540	552
Research and Development Expenses
Related Party Transaction [Line Items]
Total corporate overhead and other allocations from Baxter	14	15	$ 14
Other expense, net
Related Party Transaction [Line Items]
Total corporate overhead and other allocations from Baxter	$ 1	$ 4